Shareholder Report, Holdings (Details)	Apr. 30, 2026
Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Citigroup Inc 6875 Series G G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | U B S Group A G 6625 Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Royal Bankof Canada 675due 82485brnbspnbspnbspnbspnbsp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Transcanada Trust 5875due 81576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Enbridge Inc 825due 11584brnbspnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | H S B C Holdings P L C 705 United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | B N P Paribas S A 800 France [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Emera Inc 675due 61576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Citigroup Inc 6875 Series G G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | U B S Group A G 6625 Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Royal Bankof Canada 675due 82485brnbspnbspnbspnbspnbsp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Transcanada Trust 5875due 81576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Enbridge Inc 825due 11584brnbspnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | H S B C Holdings P L C 705 United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | B N P Paribas S A 800 France [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Emera Inc 675due 61576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Class F | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class F | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class F | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class F | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class F | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class F | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class F | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class F | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class F | Citigroup Inc 6875 Series G G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | U B S Group A G 6625 Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Royal Bankof Canada 675due 82485brnbspnbspnbspnbspnbsp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Transcanada Trust 5875due 81576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Enbridge Inc 825due 11584brnbspnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | H S B C Holdings P L C 705 United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class F | B N P Paribas S A 800 France [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | Emera Inc 675due 61576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | Citigroup Inc 6875 Series G G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | U B S Group A G 6625 Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Royal Bankof Canada 675due 82485brnbspnbspnbspnbspnbsp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Transcanada Trust 5875due 81576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Enbridge Inc 825due 11584brnbspnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | H S B C Holdings P L C 705 United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | B N P Paribas S A 800 France [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Emera Inc 675due 61576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class R | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Citigroup Inc 6875 Series G G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | U B S Group A G 6625 Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Royal Bankof Canada 675due 82485brnbspnbspnbspnbspnbsp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Transcanada Trust 5875due 81576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Enbridge Inc 825due 11584brnbspnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | H S B C Holdings P L C 705 United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | B N P Paribas S A 800 France [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Emera Inc 675due 61576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Z | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | Citigroup Inc 6875 Series G G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | U B S Group A G 6625 Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Royal Bankof Canada 675due 82485brnbspnbspnbspnbspnbsp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Transcanada Trust 5875due 81576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Enbridge Inc 825due 11584brnbspnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | H S B C Holdings P L C 705 United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | B N P Paribas S A 800 France [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Emera Inc 675due 61576brnbspnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%